FT Vest U.S. Equity Uncapped Accelerator ETF - January Investment Strategy - FT Vest U.S. Equity Uncapped Accelerator ETF - January	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund are based on the price performance of the Underlying ETF at the expiration of an approximate one-year period (the “Target Outcome Period”). The outcomes include one-to-one participation in losses of the Underlying ETF and a target rate of return that is greater than the price return increase of the Underlying ETF (the “Upside Rate of Return”). The Fund will only participate in the Upside Rate of Return if the Underlying ETF appreciates at the end of the Target Outcome Period at a level above 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”). The Upside Rate of Return for the Target Outcome Period is 124%. The Upside Rate of Return is provided prior to taking into account the Fund’s fees and expenses. The Fund’s returns will be lowered, including after the application of the Upside Rate of Return, if applicable, after the deduction of the Fund’s management fee of 0.85% of the Fund’s daily net assets. The Fund’s returns will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee. The outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates at the end of the Target Outcome Period, but at a level below 102% of the price of the Underlying ETF on the first day of the Target Outcome Period (the “Target Upside Deductible”), the Fund will not participate in any of the gains experienced by the price return of the Underlying ETF. Under this circumstance, the Fund’s net asset value (“NAV”) is expected to remain the same on the first and last day of the Target Outcome Period (less fees and expenses). As such, the Fund will only experience gains if the Underlying ETF’s price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Underlying ETF has not increased to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value with respect to the combination of FLEX Options held by the Fund even if the price of the Underlying ETF exceeded the Target Upside Deductible at a point during the Target Outcome Period before returning to a level below the Target Upside Deductible. ●If the Underlying ETF appreciates at the end of the Target Outcome Period to a level above the Target Upside Deductible, the combination of FLEX Options held by the Fund seeks to provide the Upside Rate of Return. While the Target Upside Deductible (102%) is expected to remain constant for each Target Outcome Period, the Upside Rate of Return produced by the combination of FLEX Options held by the Fund is calculated at the commencement of each Target Outcome Period and will vary for each Target Outcome Period and depend upon market conditions (including, but not limited to, volatility), at the commencement of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. The Fund only participates in the Upside Rate of Return once the Underlying ETF’s price return exceeds the Target Upside Deductible. Therefore, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. See the line graph and table set forth in “Principal Investment Strategies—Upside Rate of Return” for more information. ●If the Underlying ETF decreases over the Target Outcome Period, the Fund will experience all losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses). The Fund does not provide any protection against Underlying ETF losses. See the line graph and table set forth below for more information. The current Target Outcome Period will begin on January 20, 2026 and end on January 15, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new Upside Rate of Return for the new Target Outcome Period. This means that the Upside Rate of Return will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. The Target Upside Deductible, and the Fund’s value relative to it, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return for a Target Outcome Period will be within the anticipated range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the outcomes sought by the Fund for that Target Outcome Period. The Upside Rate of Return is designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account fees and expenses, the effect of which will lower the Fund’s returns experienced by an investor. Investors should not expect that the outcomes will be provided at any point prior to that time, and during the Target Outcome Period, investors should not expect their shares to experience the Upside Rate of Return. The value of the FLEX Options held by the Fund is ultimately derived from the price performance of the Underlying ETF for the entire Target Outcome Period. As a result, it is very unlikely that, on any given day during which the Underlying ETF share price increases in value, the Fund’s share price will increase at the same rate as the returns sought by the Fund, which is designed for an entire Target Outcome Period. During the Target Outcome Period, investors can expect periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance, including periods when the Fund’s NAV may not provide any returns relative to the Underlying ETF or periods when the Fund’s NAV may underperform relative to the Underlying ETF. As the Underlying ETF price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the Upside Rate of Return and Target Upside Deductible for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund’s NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period. To achieve the outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because investors will not participate in the positive price returns of the Underlying ETF in a Target Outcome Period if the Underlying ETF does not appreciate to a level above the Target Upside Deductible. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to, or exceeding, those of the Underlying ETF even if the Target Upside Deductible is exceeded because the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups any forgone returns. The rate of return that an investor receives may therefore be significantly less than the price return of the Underlying ETF over multiple Target Outcome Periods even if the Target Upside Deductible is exceeded. This may also make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. In the event that the Underlying ETF experiences loss over the Target Outcome Period, the Fund will experience such losses on a one-to-one basis (i.e., if the Underlying ETF loses 10%, the Fund loses 10% (before fees and expenses)). Upside Rate of Return The Fund seeks returns that have the potential for a higher rate of return than the Underlying ETF's price performance during periods in which the Underlying ETF achieves positive performance above the Target Upside Deductible. The combination of FLEX Options is designed to provide an Upside Rate of Return during the Target Outcome Period that is based upon the performance of the Underlying ETF’s share price after the point at which the Underlying ETF exceeds the Target Upside Deductible. The Upside Rate of Return sought by the Fund is contingent on the Underlying ETF achieving a positive price performance above the Target Upside Deductible at the conclusion of the Target Outcome Period. The Upside Rate of Return is provided prior to taking into account annual Fund management fees of 0.85% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The Upside Rate of Return for the current Target Outcome Period is 124%. The Fund’s actual returns, including after the application of the Upside Rate of Return, if applicable, will be lower after the deduction of the unitary management fee and other costs and expenses not borne under the unitary management fee including possible extraordinary expenses or other costs. There is no guarantee that the Fund will achieve the Upside Rate of Return. Because of the combination of FLEX Options held by the Fund, investors will not participate in Underlying ETF gains if the Underlying ETF does not appreciate to a level above the Target Upside Deductible (measured from the start of the Target Outcome Period) and will achieve gains only to the extent the Underlying ETF price return exceeds the Target Upside Deductible (measured at the end of the Target Outcome Period). If the Underlying ETF has not increased in price to a level above the Target Upside Deductible at the end of the Target Outcome Period, the Fund will not experience any increase in value, even if the share price of the Underlying ETF had exceeded the Target Upside Deductible at some point during the Target Outcome Period. The Fund will only experience gains if the Underlying ETF price return increases above the Target Upside Deductible at the end of the Target Outcome Period. If the Fund has experienced any Upside Rate of Return during a Target Outcome Period, investors that purchase shares during the Target Outcome Period may be subject to the possibility of losses that exceed any losses of the Underlying ETF for the remainder of the Target Outcome Period. At the point in time in which the Underlying ETF were to experience an increase beyond the Target Upside Deductible, the Fund is subject to a rate of return that is greater than the rate of increase experienced by the Underlying ETF. If before the end of the Target Outcome Period the Underlying ETF subsequently experienced a decrease in value, the value of the Fund would similarly be expected to decrease at a rate that is greater than the losses experienced by the Underlying ETF. The rate of return with respect to the Fund for a Target Outcome Period may be lower than the price return of the Underlying ETF or an investment in a fund that does not utilize a Target Upside Deductible or an Upside Rate of Return. This is because the Fund will forgo any positive returns unless the Target Upside Deductible is surpassed at the end of the Target Outcome Period. In this regard, the price return of the Underlying ETF may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns with an Upside Rate of Return. The rate of return that an investor receives may therefore be less than the price return of the Underlying ETF even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period. The following line graph and table illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical returns in the line graph and table below are for illustration only and the actual return may be different. The bar chart and line graph only provide an example of the Fund’s desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. The line graph and table do not take into account payment by the Fund of fees and expenses (which would lower returns experienced by investors). There is no guarantee that the Fund will be successful in providing these outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF and an Upside Rate of Return of 125%. ●The hypothetical returns in the graph above are for illustration only and the actual return may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The orange line represents losses to the Fund and the Underlying ETF on a one-to-one basis, the blue line represents the targeted Upside Rate of Return and the green line represents the Target Upside Deductible. ●The table above represents the Fund’s hypothetical intended return profile based upon a given Upside Rate of Return and the performance of the Underlying ETF. ●The returns in the table above are for illustration only and the actual returns may be different. ●In the table above, the “Hypothetical Payoff Point” column represents the point at which the Fund’s positive accelerated returns may exceed the Underlying ETF price returns from the beginning of the Target Outcome Period. This is due to the Fund only participating in the Upside Rate of Return after the Underlying ETF’s price return exceeds the Target Upside Deductible. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXJA, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the Target Upside Deductible. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or the obligation to deliver shares of the Underlying ETF, or the right to receive or the obligation to deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold two kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The Underlying ETF is an exchange-traded unit investment trust that uses a replication strategy, meaning it invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The investment objective of the Underlying ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated January 26, 2026 (“SPY” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “SPY seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in SPY’s Portfolio substantially corresponding to the weight of such stock in the Index. In SPY’s prospectus, the term “Portfolio Securities” refers to the common stocks that are actually held by SPY and make up SPY’s Portfolio, while the term “Index Securities” refers to the common stocks that are included in the Index, as determined by the index provider, S&P Dow Jones Indices LLC (“S&P”). At any time, SPY’s Portfolio will consist of as many of the Index Securities as is practicable. To maintain the correspondence between the composition and weightings of Portfolio Securities and Index Securities, State Street Global Advisors Trust Company (the “Trustee”), or its parent company, State Street Bank and Trust Company (“SSBT”), adjusts SPY’s Portfolio from time to time to conform to periodic changes made by S&P to the identity and/or relative weightings of Index Securities in the Index. SPY’s Trustee or SSBT aggregates certain of these adjustments and makes changes to SPY’s Portfolio at least monthly, or more frequently in the case of significant changes to the Index. SPY may pay transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its Portfolio). Such transaction costs may be higher if there are significant rebalancings of Index Securities in the Index, which may also result in higher taxes when SPY’s units are held in a taxable account. These costs, which are not reflected in SPY’s estimated annual Trust ordinary operating expenses, affect SPY’s performance. During the most recent fiscal year, SPY’s portfolio turnover rate was 3% of the average value of its portfolio. SPY’s portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of SPY’s units. Portfolio turnover will be a function of changes to the Index as well as requirements of SPY’s trust agreement. … Although SPY may fail to own certain Index Securities at any particular time, SPY generally will be substantially invested in Index Securities, which should result in a close correspondence between the performance of the Index and the performance of SPY. … SPY does not hold or trade futures or swaps and is not a commodity pool. … The Index includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans a broad range of major industries. .... Since 1968, the Index has been a component of the U.S. Commerce Department’s list of Leading Indicators that track key sectors of the U.S. economy. Current information regarding the market value of the Index is available from market information services. The Index is determined, comprised and calculated without regard to SPY.” As of June 30, 2026, SPY had significant investments in information technology companies.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new Upside Rate of Return at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated Upside Rate of Return range for the next Target Outcome Period. There is no guarantee that the final Upside Rate of Return set for a Target Outcome Period will be within the anticipated range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s Upside Rate of Return for the next Target Outcome Period. The Target Upside Deductible will remain the same for each Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Upside Rate of Return and dates associated with the previous Target Outcome Period with the Upside Rate of Return and dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=UXJA.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, SPY had significant investments in information technology companies.